Quarterly Holdings Report
for

Fidelity ZERO℠ Large Cap Index Fund

July 31, 2020

LCX-QTLY-0920
1.9891463.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	553,606	$16,375,665
CenturyLink, Inc.	76,900	742,085
Liberty Global PLC:
Class A (a)	12,706	297,384
Class C (a)	30,154	686,305
Verizon Communications, Inc.	321,486	18,479,015
		36,580,454
Entertainment - 2.0%
Activision Blizzard, Inc.	59,880	4,947,884
Electronic Arts, Inc. (a)	22,438	3,177,670
Live Nation Entertainment, Inc. (a)	10,937	511,961
Netflix, Inc. (a)	34,176	16,707,963
Roku, Inc. Class A (a)	7,095	1,098,945
Take-Two Interactive Software, Inc. (a)	8,863	1,453,709
The Walt Disney Co.	140,387	16,416,856
		44,314,988
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	23,327	34,709,410
Class C (a)	22,712	33,680,988
Facebook, Inc. Class A (a)	186,841	47,395,956
InterActiveCorp (a)	5,652	748,438
Match Group, Inc. (a)	12,226	1,255,610
Snap, Inc. Class A (a)	63,548	1,424,746
Twitter, Inc. (a)	61,034	2,221,638
		121,436,786
Media - 1.3%
Charter Communications, Inc. Class A (a)	11,718	6,796,440
Comcast Corp. Class A	353,993	15,150,900
Discovery Communications, Inc.:
Class A (a)(b)	12,483	263,391
Class C (non-vtg.) (a)	24,314	460,750
DISH Network Corp. Class A (a)	19,841	637,095
Fox Corp.:
Class A	26,369	679,529
Class B	12,628	325,424
Liberty Broadband Corp.:
Class A (a)	1,928	260,299
Class C (a)	11,819	1,622,394
Liberty Media Corp.:
Liberty Braves Class A (a)	877	16,584
Liberty Braves Class C (a)	2,504	46,700
Liberty Formula One Group Series C (a)	15,749	558,145
Liberty Media Class A (a)	1,998	66,114
Liberty SiriusXM Series A (a)	6,593	229,370
Liberty SiriusXM Series C (a)	13,006	455,080
Omnicom Group, Inc.	16,577	890,682
ViacomCBS, Inc. Class B	41,958	1,093,845
		29,552,742
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	45,256	4,859,589

TOTAL COMMUNICATION SERVICES		236,744,559

CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.1%
Aptiv PLC	20,838	1,620,155
Automobiles - 0.9%
Ford Motor Co. (b)	303,718	2,007,576
General Motors Co.	97,898	2,436,681
Tesla, Inc. (a)	11,379	16,280,618
		20,724,875
Distributors - 0.1%
Genuine Parts Co.	11,204	1,010,041
LKQ Corp. (a)	23,698	668,047
		1,678,088
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	19,539	412,664
Carnival Corp. (b)	36,676	509,063
Chipotle Mexican Grill, Inc. (a)	1,990	2,298,768
Darden Restaurants, Inc.	10,138	769,474
Domino's Pizza, Inc.	3,031	1,171,815
Hilton Worldwide Holdings, Inc.	21,612	1,621,981
Las Vegas Sands Corp.	26,077	1,138,000
Marriott International, Inc. Class A	20,959	1,756,888
McDonald's Corp.	57,795	11,228,413
MGM Mirage, Inc.	38,433	618,387
Norwegian Cruise Line Holdings Ltd. (a)(b)	21,036	286,931
Royal Caribbean Cruises Ltd. (b)	13,389	652,178
Starbucks Corp.	90,811	6,949,766
Wynn Resorts Ltd.	7,480	541,776
Yum! Brands, Inc.	23,341	2,125,198
		32,081,302
Household Durables - 0.3%
D.R. Horton, Inc.	25,636	1,696,078
Garmin Ltd.	11,295	1,113,574
Lennar Corp.:
Class A	21,322	1,542,647
Class B	1,305	70,300
NVR, Inc. (a)	268	1,053,280
PulteGroup, Inc.	19,614	855,170
		6,331,049
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	32,555	103,026,157
eBay, Inc.	51,354	2,838,849
Expedia, Inc.	10,469	848,094
The Booking Holdings, Inc. (a)	3,181	5,287,236
		112,000,336
Leisure Products - 0.0%
Hasbro, Inc.	9,920	721,779
Multiline Retail - 0.5%
Dollar General Corp.	19,565	3,725,176
Dollar Tree, Inc. (a)	18,446	1,721,934
Target Corp.	38,858	4,891,445
		10,338,555
Specialty Retail - 2.3%
AutoZone, Inc. (a)	1,810	2,185,430
Best Buy Co., Inc.	17,678	1,760,552
Burlington Stores, Inc. (a)	5,082	955,416
CarMax, Inc. (a)	12,637	1,225,410
Lowe's Companies, Inc.	58,675	8,737,294
O'Reilly Automotive, Inc. (a)	5,771	2,754,960
Ross Stores, Inc.	27,636	2,478,120
The Home Depot, Inc.	83,570	22,186,999
Tiffany & Co., Inc.	8,491	1,064,432
TJX Companies, Inc.	93,122	4,841,413
Tractor Supply Co.	8,992	1,283,518
Ulta Beauty, Inc. (a)	4,370	843,366
		50,316,910
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	8,889	2,894,170
NIKE, Inc. Class B	96,348	9,404,528
VF Corp.	24,799	1,496,868
		13,795,566

TOTAL CONSUMER DISCRETIONARY		249,608,615

CONSUMER STAPLES - 6.8%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	14,189	983,865
Constellation Brands, Inc. Class A (sub. vtg.)	13,064	2,328,005
Molson Coors Beverage Co. Class B	14,624	548,692
Monster Beverage Corp. (a)	29,063	2,280,864
PepsiCo, Inc.	107,798	14,839,473
The Coca-Cola Co.	300,347	14,188,392
		35,169,291
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	34,310	11,168,934
Kroger Co.	61,124	2,126,504
Sysco Corp.	39,481	2,086,571
Walgreens Boots Alliance, Inc.	57,296	2,332,520
Walmart, Inc.	110,012	14,235,553
		31,950,082
Food Products - 1.1%
Archer Daniels Midland Co.	43,226	1,851,370
Conagra Brands, Inc.	37,743	1,413,475
General Mills, Inc.	47,110	2,980,650
Hormel Foods Corp.	21,787	1,108,087
Kellogg Co.	19,393	1,337,923
Lamb Weston Holdings, Inc.	11,331	680,766
McCormick & Co., Inc. (non-vtg.)	9,615	1,873,964
Mondelez International, Inc.	110,925	6,155,228
The Hershey Co.	11,427	1,661,600
The J.M. Smucker Co.	8,877	970,700
The Kraft Heinz Co.	48,435	1,665,195
Tyson Foods, Inc. Class A	22,886	1,406,345
		23,105,303
Household Products - 1.8%
Church & Dwight Co., Inc.	19,126	1,842,408
Clorox Co.	9,724	2,299,823
Colgate-Palmolive Co.	66,551	5,137,737
Kimberly-Clark Corp.	26,464	4,023,587
Procter & Gamble Co.	192,324	25,217,523
		38,521,078
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	17,466	3,450,234
Tobacco - 0.7%
Altria Group, Inc.	144,429	5,943,253
Philip Morris International, Inc.	120,994	9,293,549
		15,236,802

TOTAL CONSUMER STAPLES		147,432,790

ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	50,754	786,179
Halliburton Co.	68,013	974,626
Schlumberger Ltd.	108,017	1,959,428
		3,720,233
Oil, Gas & Consumable Fuels - 2.2%
Apache Corp.	28,984	444,904
Cheniere Energy, Inc. (a)	17,866	884,010
Chevron Corp.	145,073	12,177,428
Concho Resources, Inc.	15,345	806,226
ConocoPhillips Co.	83,375	3,117,391
Diamondback Energy, Inc.	12,142	483,980
EOG Resources, Inc.	45,262	2,120,525
Exxon Mobil Corp.	328,552	13,825,468
Hess Corp.	20,326	1,000,242
Kinder Morgan, Inc.	151,213	2,132,103
Marathon Petroleum Corp.	50,552	1,931,086
Occidental Petroleum Corp.	70,023	1,102,162
Occidental Petroleum Corp. warrants 8/3/27 (a)	8,623	48,289
ONEOK, Inc.	34,119	952,261
Phillips 66 Co.	33,950	2,105,579
Pioneer Natural Resources Co.	12,785	1,239,122
The Williams Companies, Inc.	94,310	1,804,150
Valero Energy Corp.	31,694	1,782,154
		47,957,080

TOTAL ENERGY		51,677,313

FINANCIALS - 9.9%
Banks - 3.3%
Bank of America Corp.	606,690	15,094,447
Citigroup, Inc.	161,795	8,091,368
Citizens Financial Group, Inc.	33,048	819,921
Fifth Third Bancorp	55,261	1,097,483
First Republic Bank	13,292	1,495,084
Huntington Bancshares, Inc.	78,578	728,418
JPMorgan Chase & Co.	236,755	22,880,003
KeyCorp	76,042	913,264
M&T Bank Corp.	9,938	1,052,931
PNC Financial Services Group, Inc.	32,981	3,518,083
Regions Financial Corp.	74,696	811,199
SVB Financial Group (a)	4,015	900,444
Truist Financial Corp.	104,741	3,923,598
U.S. Bancorp	106,560	3,925,670
Wells Fargo & Co.	289,932	7,033,750
		72,285,663
Capital Markets - 2.7%
Ameriprise Financial, Inc.	9,514	1,461,636
Bank of New York Mellon Corp.	62,621	2,244,963
BlackRock, Inc. Class A	11,988	6,893,220
Cboe Global Markets, Inc.	8,539	748,870
Charles Schwab Corp.	89,048	2,951,941
CME Group, Inc.	27,864	4,630,440
FactSet Research Systems, Inc.	2,939	1,017,776
Goldman Sachs Group, Inc.	24,053	4,761,532
Intercontinental Exchange, Inc.	42,521	4,115,182
MarketAxess Holdings, Inc.	2,936	1,517,031
Moody's Corp.	12,531	3,524,970
Morgan Stanley	93,057	4,548,626
MSCI, Inc.	6,608	2,484,476
Northern Trust Corp.	16,182	1,267,860
Raymond James Financial, Inc.	9,434	655,474
S&P Global, Inc.	18,717	6,555,629
State Street Corp.	27,357	1,745,103
T. Rowe Price Group, Inc.	17,685	2,442,299
TD Ameritrade Holding Corp.	20,552	737,611
The Blackstone Group LP	52,065	2,774,023
The NASDAQ OMX Group, Inc.	8,898	1,168,396
		58,247,058
Consumer Finance - 0.4%
Ally Financial, Inc.	29,009	583,081
American Express Co.	51,306	4,787,876
Capital One Financial Corp.	35,416	2,259,541
Discover Financial Services	23,763	1,174,605
Synchrony Financial	41,643	921,560
		9,726,663
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	31,597	646,475
Berkshire Hathaway, Inc. Class B (a)	151,037	29,570,024
		30,216,499
Insurance - 2.0%
AFLAC, Inc.	55,631	1,978,795
Alleghany Corp.	1,117	583,431
Allstate Corp.	24,421	2,305,098
American International Group, Inc.	66,970	2,152,416
Aon PLC	17,961	3,685,956
Arch Capital Group Ltd. (a)	31,360	964,320
Arthur J. Gallagher & Co.	14,754	1,585,907
Brown & Brown, Inc.	18,276	831,010
Chubb Ltd.	35,076	4,463,070
Cincinnati Financial Corp.	11,747	915,444
Everest Re Group Ltd.	3,087	675,405
FNF Group	22,497	728,003
Globe Life, Inc.	7,631	607,428
Hartford Financial Services Group, Inc.	27,768	1,175,142
Lincoln National Corp.	14,914	555,845
Loews Corp.	18,695	680,685
Markel Corp. (a)	1,073	1,120,791
Marsh & McLennan Companies, Inc.	39,650	4,623,190
MetLife, Inc.	59,970	2,269,865
Principal Financial Group, Inc.	19,825	841,175
Progressive Corp.	45,480	4,108,663
Prudential Financial, Inc.	30,709	1,946,029
The Travelers Companies, Inc.	19,655	2,248,925
W.R. Berkley Corp.	11,023	680,670
Willis Towers Watson PLC	10,009	2,101,990
		43,829,253
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	43,526	591,954
Annaly Capital Management, Inc.	111,052	822,895
		1,414,849

TOTAL FINANCIALS		215,719,985

HEALTH CARE - 14.4%
Biotechnology - 2.5%
AbbVie, Inc.	136,951	12,998,019
Alexion Pharmaceuticals, Inc. (a)	17,173	1,760,061
Alnylam Pharmaceuticals, Inc. (a)	8,765	1,277,586
Amgen, Inc.	45,711	11,184,110
Biogen, Inc. (a)	12,684	3,484,168
BioMarin Pharmaceutical, Inc. (a)	14,067	1,685,367
Exact Sciences Corp. (a)	11,067	1,048,598
Gilead Sciences, Inc.	97,448	6,775,559
Incyte Corp. (a)	13,980	1,380,665
Regeneron Pharmaceuticals, Inc. (a)	7,839	4,954,797
Seattle Genetics, Inc. (a)	8,983	1,493,603
Vertex Pharmaceuticals, Inc. (a)	20,158	5,482,976
		53,525,509
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	137,433	13,831,257
Align Technology, Inc. (a)	5,572	1,637,165
Baxter International, Inc.	39,539	3,415,379
Becton, Dickinson & Co.	22,913	6,446,343
Boston Scientific Corp. (a)	111,056	4,283,430
Danaher Corp.	48,889	9,963,578
Dentsply Sirona, Inc.	16,928	754,989
DexCom, Inc. (a)	7,173	3,124,128
Edwards Lifesciences Corp. (a)	48,159	3,776,147
Hologic, Inc. (a)	20,088	1,401,741
IDEXX Laboratories, Inc. (a)	6,601	2,625,548
Insulet Corp. (a)	5,091	1,035,306
Intuitive Surgical, Inc. (a)	9,063	6,212,143
Medtronic PLC	104,201	10,053,312
ResMed, Inc.	11,244	2,277,022
STERIS PLC	6,592	1,052,281
Stryker Corp.	25,052	4,842,552
Teleflex, Inc.	3,612	1,347,637
The Cooper Companies, Inc.	3,823	1,081,641
Varian Medical Systems, Inc. (a)	7,051	1,006,319
West Pharmaceutical Services, Inc.	5,723	1,538,743
Zimmer Biomet Holdings, Inc.	16,080	2,168,549
		83,875,210
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	11,498	1,151,985
Anthem, Inc.	19,595	5,365,111
Cardinal Health, Inc.	22,634	1,236,269
Centene Corp. (a)	45,019	2,937,490
Cigna Corp.	28,682	4,953,095
CVS Health Corp.	101,571	6,392,879
HCA Holdings, Inc.	20,477	2,593,207
Henry Schein, Inc. (a)	11,053	759,673
Humana, Inc.	10,276	4,032,816
Laboratory Corp. of America Holdings (a)	7,564	1,459,247
McKesson Corp.	12,581	1,889,163
Quest Diagnostics, Inc.	10,363	1,316,826
UnitedHealth Group, Inc.	73,692	22,312,464
Universal Health Services, Inc. Class B	6,058	665,774
		57,065,999
Health Care Technology - 0.2%
Cerner Corp.	23,594	1,638,603
Veeva Systems, Inc. Class A (a)	10,487	2,774,546
		4,413,149
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	24,005	2,312,402
Illumina, Inc. (a)	11,423	4,365,414
IQVIA Holdings, Inc. (a)	13,809	2,187,208
Mettler-Toledo International, Inc. (a)	1,858	1,737,230
PerkinElmer, Inc.	8,647	1,028,215
Thermo Fisher Scientific, Inc.	30,687	12,702,884
Waters Corp. (a)	4,798	1,022,694
		25,356,047
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	175,839	10,314,716
Elanco Animal Health, Inc. (a)	30,948	731,301
Eli Lilly & Co.	65,440	9,834,978
Johnson & Johnson	204,704	29,837,655
Merck & Co., Inc.	196,131	15,737,551
Mylan NV (a)	39,908	642,918
Pfizer, Inc.	431,636	16,609,353
Zoetis, Inc. Class A	36,915	5,599,267
		89,307,739

TOTAL HEALTH CARE		313,543,653

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.6%
General Dynamics Corp.	18,066	2,651,005
Harris Corp.	16,781	2,824,746
HEICO Corp.	3,174	305,085
HEICO Corp. Class A	5,618	430,058
Howmet Aerospace, Inc.	29,680	438,670
Huntington Ingalls Industries, Inc.	3,134	544,407
Lockheed Martin Corp.	19,175	7,266,750
Northrop Grumman Corp.	12,049	3,916,045
Raytheon Technologies Corp.	114,312	6,479,204
Teledyne Technologies, Inc. (a)	2,843	871,948
Textron, Inc.	17,741	619,871
The Boeing Co.	41,662	6,582,596
TransDigm Group, Inc.	3,896	1,681,436
		34,611,821
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	12,904	1,090,517
FedEx Corp.	18,682	3,146,049
United Parcel Service, Inc. Class B	54,708	7,810,114
		12,046,680
Airlines - 0.2%
American Airlines Group, Inc. (b)	38,760	431,011
Delta Air Lines, Inc.	44,205	1,103,799
Southwest Airlines Co.	41,604	1,285,148
United Airlines Holdings, Inc. (a)	19,641	616,335
		3,436,293
Building Products - 0.4%
Allegion PLC	7,178	713,924
Carrier Global Corp.	63,281	1,723,774
Fortune Brands Home & Security, Inc.	10,860	830,790
Johnson Controls International PLC	57,820	2,224,914
Masco Corp.	20,522	1,173,038
Trane Technologies PLC	18,593	2,079,999
		8,746,439
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,555	1,978,758
Copart, Inc. (a)	16,011	1,493,026
Republic Services, Inc.	16,285	1,420,866
Waste Management, Inc.	30,186	3,308,386
		8,201,036
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	10,067	859,218
Electrical Equipment - 0.4%
AMETEK, Inc.	17,845	1,664,046
Eaton Corp. PLC	31,085	2,894,946
Emerson Electric Co.	46,433	2,879,310
Rockwell Automation, Inc.	9,002	1,963,696
		9,401,998
Industrial Conglomerates - 1.0%
3M Co.	44,695	6,725,257
General Electric Co.	679,885	4,126,902
Honeywell International, Inc.	54,547	8,147,685
Roper Technologies, Inc.	8,115	3,509,332
		22,509,176
Machinery - 1.4%
Caterpillar, Inc.	42,054	5,588,136
Cummins, Inc.	11,464	2,215,533
Deere & Co.	24,310	4,286,096
Dover Corp.	11,167	1,149,419
Fortive Corp.	23,042	1,617,318
IDEX Corp.	5,865	966,669
Illinois Tool Works, Inc.	22,330	4,130,827
Otis Worldwide Corp.	31,638	1,984,968
PACCAR, Inc.	26,861	2,285,334
Parker Hannifin Corp.	9,983	1,786,158
Stanley Black & Decker, Inc.	11,944	1,831,254
Westinghouse Air Brake Co.	14,038	873,023
Xylem, Inc.	14,000	1,021,720
		29,736,455
Professional Services - 0.5%
CoStar Group, Inc. (a)	3,059	2,599,416
Equifax, Inc.	9,438	1,534,241
IHS Markit Ltd.	31,006	2,503,114
TransUnion Holding Co., Inc.	14,719	1,318,381
Verisk Analytics, Inc.	12,609	2,379,444
		10,334,596
Road & Rail - 0.9%
CSX Corp.	59,508	4,245,301
Kansas City Southern	7,397	1,271,174
Lyft, Inc. (a)(b)	16,348	477,852
Norfolk Southern Corp.	19,918	3,828,439
Old Dominion Freight Lines, Inc.	7,340	1,341,899
Union Pacific Corp.	52,730	9,140,746
		20,305,411
Trading Companies & Distributors - 0.2%
Fastenal Co.	44,535	2,094,926
United Rentals, Inc. (a)	5,571	865,566
W.W. Grainger, Inc.	3,358	1,146,858
		4,107,350

TOTAL INDUSTRIALS		164,296,473

INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)(b)	4,187	1,087,657
Cisco Systems, Inc.	329,533	15,521,004
Motorola Solutions, Inc.	13,183	1,842,983
		18,451,644
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	23,021	2,434,701
CDW Corp.	11,075	1,287,469
Corning, Inc.	59,025	1,829,775
Keysight Technologies, Inc. (a)	14,549	1,453,300
TE Connectivity Ltd.	25,574	2,277,876
Trimble, Inc. (a)	19,377	862,470
Zebra Technologies Corp. Class A (a)	4,117	1,155,848
		11,301,439
IT Services - 6.0%
Accenture PLC Class A	49,492	11,124,812
Akamai Technologies, Inc. (a)	12,618	1,418,768
Amdocs Ltd.	10,316	640,624
Automatic Data Processing, Inc.	33,401	4,439,327
Black Knight, Inc. (a)	11,677	874,841
Booz Allen Hamilton Holding Corp. Class A	10,741	878,184
Broadridge Financial Solutions, Inc.	8,902	1,195,895
Cognizant Technology Solutions Corp. Class A	42,021	2,870,875
EPAM Systems, Inc. (a)	4,327	1,255,176
Fidelity National Information Services, Inc.	48,011	7,024,489
Fiserv, Inc. (a)	43,712	4,362,020
FleetCor Technologies, Inc. (a)	6,496	1,679,671
Gartner, Inc. (a)	6,950	866,248
Global Payments, Inc.	23,251	4,139,143
GoDaddy, Inc. (a)	12,861	903,871
IBM Corp.	68,992	8,481,876
Jack Henry & Associates, Inc.	5,960	1,062,668
Leidos Holdings, Inc.	10,365	986,333
MasterCard, Inc. Class A	68,669	21,186,447
Okta, Inc. (a)	9,026	1,994,565
Paychex, Inc.	24,764	1,781,027
PayPal Holdings, Inc. (a)	91,235	17,888,446
Square, Inc. (a)	26,521	3,443,752
The Western Union Co.	31,997	776,887
Twilio, Inc. Class A (a)	9,996	2,773,090
VeriSign, Inc. (a)	7,905	1,673,330
Visa, Inc. Class A	131,082	24,958,013
		130,680,378
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)	91,014	7,047,214
Analog Devices, Inc.	28,633	3,288,500
Applied Materials, Inc.	71,223	4,581,776
Broadcom, Inc.	31,064	9,839,522
Intel Corp.	328,960	15,701,261
KLA-Tencor Corp.	12,051	2,408,151
Lam Research Corp.	11,282	4,255,119
Marvell Technology Group Ltd.	51,548	1,879,956
Maxim Integrated Products, Inc.	20,734	1,411,778
Microchip Technology, Inc.	19,078	1,940,805
Micron Technology, Inc. (a)	86,436	4,326,554
NVIDIA Corp.	47,797	20,294,128
Qorvo, Inc. (a)	8,898	1,140,279
Qualcomm, Inc.	87,401	9,230,420
Skyworks Solutions, Inc.	12,971	1,888,318
Teradyne, Inc.	12,859	1,143,937
Texas Instruments, Inc.	71,292	9,093,295
Xilinx, Inc.	18,901	2,029,022
		101,500,035
Software - 9.5%
Adobe, Inc. (a)	37,438	16,634,452
ANSYS, Inc. (a)	6,682	2,075,429
Autodesk, Inc. (a)	17,036	4,027,821
Cadence Design Systems, Inc. (a)	21,715	2,372,364
Citrix Systems, Inc.	8,988	1,283,127
Coupa Software, Inc. (a)	5,163	1,582,201
DocuSign, Inc. (a)	10,109	2,191,934
Fair Isaac Corp. (a)	2,259	992,130
Fortinet, Inc. (a)	10,436	1,443,299
Guidewire Software, Inc. (a)	6,465	760,672
Intuit, Inc.	20,266	6,208,894
Microsoft Corp.	589,240	120,800,092
Nortonlifelock, Inc.	42,191	904,997
Oracle Corp.	161,727	8,967,762
Palo Alto Networks, Inc. (a)	7,480	1,914,282
Paycom Software, Inc. (a)	3,753	1,067,241
RingCentral, Inc. (a)	5,987	1,737,846
Salesforce.com, Inc. (a)	70,014	13,642,228
ServiceNow, Inc. (a)	14,821	6,509,383
Splunk, Inc. (a)	12,348	2,590,857
SS&C Technologies Holdings, Inc.	17,333	996,648
Synopsys, Inc. (a)	11,731	2,337,050
The Trade Desk, Inc. (a)(b)	3,170	1,430,684
Tyler Technologies, Inc. (a)	3,076	1,098,901
VMware, Inc. Class A (a)(b)	6,203	869,723
Workday, Inc. Class A (a)	12,720	2,301,302
		206,741,319
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	316,576	134,557,469
Hewlett Packard Enterprise Co.	99,825	985,273
HP, Inc.	111,169	1,954,351
NetApp, Inc.	17,231	763,333
Seagate Technology LLC	17,480	790,446
Western Digital Corp.	23,337	1,005,825
		140,056,697

TOTAL INFORMATION TECHNOLOGY		608,731,512

MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	17,159	4,918,284
Celanese Corp. Class A	9,185	892,782
Corteva, Inc.	58,156	1,660,935
Dow, Inc.	57,571	2,363,865
DuPont de Nemours, Inc.	57,021	3,049,483
Eastman Chemical Co.	10,584	789,884
Ecolab, Inc.	19,219	3,595,491
FMC Corp.	10,070	1,067,924
International Flavors & Fragrances, Inc. (b)	8,282	1,043,118
Linde PLC	40,803	10,001,223
LyondellBasell Industries NV Class A	19,976	1,248,900
PPG Industries, Inc.	18,340	1,974,301
Sherwin-Williams Co.	6,279	4,068,290
		36,674,480
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,844	1,003,580
Vulcan Materials Co.	10,298	1,209,191
		2,212,771
Containers & Packaging - 0.3%
Amcor PLC	122,350	1,260,205
Avery Dennison Corp.	6,464	732,630
Ball Corp.	25,331	1,865,122
Crown Holdings, Inc. (a)	10,487	750,659
International Paper Co.	30,504	1,061,234
WestRock Co.	20,155	541,363
		6,211,213
Metals & Mining - 0.3%
Arconic Rolled Products Corp. (a)	7,320	119,243
Freeport-McMoRan, Inc.	112,931	1,459,069
Newmont Corp.	62,368	4,315,866
Nucor Corp.	23,394	981,378
		6,875,556

TOTAL MATERIALS		51,974,020

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	9,824	1,744,251
American Tower Corp.	34,449	9,004,624
AvalonBay Communities, Inc.	10,904	1,669,620
Boston Properties, Inc.	11,216	999,233
Camden Property Trust (SBI)	7,613	691,337
Crown Castle International Corp.	32,389	5,399,246
Digital Realty Trust, Inc.	20,854	3,347,901
Duke Realty Corp.	28,642	1,151,122
Equinix, Inc.	6,879	5,403,317
Equity Lifestyle Properties, Inc.	14,120	964,678
Equity Residential (SBI)	27,091	1,452,890
Essex Property Trust, Inc.	5,072	1,119,593
Extra Space Storage, Inc.	9,983	1,031,643
HCP, Inc.	41,762	1,139,685
Host Hotels & Resorts, Inc.	54,972	592,598
Invitation Homes, Inc.	42,135	1,256,466
Medical Properties Trust, Inc.	41,092	827,182
Mid-America Apartment Communities, Inc.	8,881	1,058,526
Prologis, Inc.	57,404	6,051,530
Public Storage	11,689	2,336,397
Realty Income Corp.	26,726	1,604,896
Regency Centers Corp.	13,247	543,524
SBA Communications Corp. Class A	8,678	2,703,544
Simon Property Group, Inc.	23,785	1,482,995
Sun Communities, Inc.	7,617	1,142,017
UDR, Inc.	23,050	834,410
Ventas, Inc.	28,918	1,109,294
VEREIT, Inc.	83,956	546,554
VICI Properties, Inc.	36,348	789,115
Vornado Realty Trust	12,349	426,287
Welltower, Inc.	32,465	1,738,825
Weyerhaeuser Co.	58,048	1,614,315
WP Carey, Inc.	13,395	956,001
		62,733,616
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	25,997	1,138,929

TOTAL REAL ESTATE		63,872,545

UTILITIES - 3.0%
Electric Utilities - 1.8%
Alliant Energy Corp.	19,312	1,039,951
American Electric Power Co., Inc.	38,539	3,348,268
Duke Energy Corp.	57,117	4,840,095
Edison International	29,399	1,636,642
Entergy Corp.	15,533	1,632,984
Evergy, Inc.	17,605	1,141,332
Eversource Energy	26,168	2,356,952
Exelon Corp.	75,754	2,924,862
FirstEnergy Corp.	42,028	1,218,812
NextEra Energy, Inc.	38,033	10,675,863
Pinnacle West Capital Corp.	8,676	720,802
PPL Corp.	59,844	1,593,047
Southern Co.	82,085	4,482,662
Xcel Energy, Inc.	40,827	2,818,696
		40,430,968
Gas Utilities - 0.0%
Atmos Energy Corp.	9,455	1,002,135
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	51,792	788,792
Vistra Corp.	35,012	653,324
		1,442,116
Multi-Utilities - 1.0%
Ameren Corp.	19,225	1,542,614
CenterPoint Energy, Inc.	42,097	800,264
CMS Energy Corp.	22,184	1,423,769
Consolidated Edison, Inc.	25,976	1,995,736
Dominion Energy, Inc.	65,222	5,284,939
DTE Energy Co.	14,928	1,726,125
NiSource, Inc.	29,720	726,654
Public Service Enterprise Group, Inc.	39,318	2,199,449
Sempra Energy	22,743	2,830,594
WEC Energy Group, Inc.	24,530	2,336,728
		20,866,872
Water Utilities - 0.1%
American Water Works Co., Inc.	14,074	2,072,678
Essential Utilities, Inc.	17,219	780,882
		2,853,560

TOTAL UTILITIES		66,595,651

TOTAL COMMON STOCKS
(Cost $1,927,860,346)		2,170,197,116

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.14% (c)	7,535,559	7,537,820
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	6,770,414	6,771,091
TOTAL MONEY MARKET FUNDS
(Cost $14,308,376)		14,308,911
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,942,168,722)		2,184,506,027
NET OTHER ASSETS (LIABILITIES) - (0.1)%(e)		(1,327,793)
NET ASSETS - 100%		$2,183,178,234

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	80	Sept. 2020	$13,054,000	$327,556	$327,556

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $756,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,801
Fidelity Securities Lending Cash Central Fund	54,426
Total	$118,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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